Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Total equity attributable to owners of the Company	Share capital	Share premium	Treasury shares	Retained earnings	Total other components of equity	Exchange differences on translation of foreign operations	Changes in fair value of financial assets measured at fair value through other comprehensive income	Cash flow hedges	Hedging cost	Remeasurements of defined benefit pension plans	Other comprehensive income related to assets held for sale	Non- controlling interests
Equity, as of beginning of period at Mar. 31, 2023	¥ 6,354,672	¥ 6,354,122	¥ 1,676,345	¥ 1,728,830	¥ (100,317)	¥ 1,541,146	¥ 1,508,119	¥ 1,606,128	¥ 12,470	¥ (87,352)	¥ (23,127)	¥ 0	¥ 0	¥ 549
Changes in equity [abstract]
Net profit (loss) for the year	144,197	144,067				144,067	0							130
Other comprehensive income (loss)	995,009	994,966					994,966	967,279	2,036	23,456	7,197	(5,002)		44
Total comprehensive income (loss) for the year	1,139,206	1,139,033				144,067	994,966	967,279	2,036	23,456	7,197	(5,002)	0	173
Issuance of new shares	502	502	251	251			0
Acquisition of treasury shares	(2,367)	(2,367)			(2,367)		0
Disposal of treasury shares	1	1		0	0		0
Dividends	(287,785)	(287,785)				(287,785)	0
Changes in ownership	18	0					0							18
Transfers from other components of equity	0	0				(6,226)	6,226		1,224			5,002
Share-based compensation	69,836	69,836		69,836			0
Exercise of share-based awards	(77)	(77)		(51,503)	51,426		0
Total transactions with owners	(219,873)	(219,892)	251	18,584	49,059	(294,011)	6,226	0	1,224	0	0	5,002	0	18
Equity, as of end of period at Mar. 31, 2024	7,274,005	7,273,264	1,676,596	1,747,414	(51,259)	1,391,203	2,509,310	2,573,407	15,729	(63,896)	(15,930)	0	0	741
Changes in equity [abstract]
Net profit (loss) for the year	108,143	107,928				107,928	0							215
Other comprehensive income (loss)	(165,841)	(165,780)					(165,780)	(153,429)	(12,311)	(956)	7,963	(7,046)		(61)
Total comprehensive income (loss) for the year	(57,698)	(57,852)				107,928	(165,780)	(153,429)	(12,311)	(956)	7,963	(7,046)	0	154
Issuance of new shares	36,178	36,178	18,089	18,089			0
Acquisition of treasury shares	(51,925)	(51,925)		(20)	(51,905)		0
Disposal of treasury shares	0	0		0	0		0
Dividends	(303,160)	(303,160)				(303,160)	0
Transfers from other components of equity	0	0				(8,385)	8,385		1,339			7,046
Share-based compensation	74,707	74,707		74,707			0
Exercise of share-based awards	(36,129)	(36,129)		(64,476)	28,348		0
Total transactions with owners	(280,328)	(280,328)	18,089	28,300	(23,557)	(311,545)	8,385	0	1,339	0	0	7,046	0	0
Equity, as of end of period at Mar. 31, 2025	6,935,979	6,935,084	1,694,685	1,775,713	(74,815)	1,187,586	2,351,915	2,419,978	4,757	(64,852)	(7,967)	0	0	895
Changes in equity [abstract]
Net profit (loss) for the year	(152,125)	(152,390)				(152,390)	0							264
Other comprehensive income (loss)	932,401	932,352					932,352	903,306	(4,976)	28,950	3,159	1,914		48
Total comprehensive income (loss) for the year	780,275	779,963				(152,390)	932,352	903,306	(4,976)	28,950	3,159	1,914	0	313
Issuance of new shares	1,186	1,186	593	593			0
Acquisition of treasury shares	(51,638)	(51,638)		(20)	(51,618)		0
Dividends	(312,524)	(312,524)				(312,524)	0
Transfers from other components of equity	0	0				(10,292)	10,292		12,205			(1,914)
Share-based compensation	77,371	77,371		77,371			0
Exercise of share-based awards	0	0		(77,305)	77,305		0
Transfer to other comprehensive income associated with assets held for sale	0	0					2,848	2,848					(2,848)
Total transactions with owners	(285,606)	(285,606)	593	638	25,687	(322,815)	13,140	2,848	12,205	0	0	(1,914)	(2,848)	0
Equity, as of end of period at Mar. 31, 2026	¥ 7,430,649	¥ 7,429,441	¥ 1,695,277	¥ 1,776,352	¥ (49,128)	¥ 712,381	¥ 3,297,407	¥ 3,326,132	¥ 11,986	¥ (35,903)	¥ (4,808)	¥ 0	¥ (2,848)	¥ 1,208